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07082548

UNITED STATES
...RITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOV 2007

FORM 19b-4(e)

...red of a Self-Regulatory Organization Listing and Trading a New Derivative Se... ...duct Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Corporation

3. Class of New Derivative Securities Product:

Index-Linked Securities

4. Name of Underlying Instrument:

Nikkei 225 Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

NKM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Tokyo Stock Exchange

PROCESSED
DEC 10 2007
THOMSON FINANCIAL

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

[signature]

November 9, 2007

~~Act~~	~~Securities Exchange Act of 1934~~
~~Section~~	~~19b-4~~
~~Rule~~	~~19b-4(e)~~
Public Availability:	NOV 13 2007

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca.

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
NOV 13 2007
DIVISION OF MARKET REGULATION

Via Overnight Mail

November 9, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – Merrill Lynch & Co., Inc.**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Merrill Lynch, Medium-Term Notes, Series C, Accelerated Return Notes Linked to the Russell 2000 Index due August 6, 2008 (Ticker Symbol RSM);
- Merrill Lynch, Medium-Term Notes, Series C, Accelerated Return Notes Linked to the Nikkei 225 Index due May 8, 2008 (Ticker Symbol NKM).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 13 2007

END